Schedule of Intangible Assets (Detail) (USD $) In Thousands, unless otherwise specified	Sep. 30, 2012	Dec. 31, 2011	Dec. 31, 2010
Finite-Lived Intangible Assets [Line Items]
Intangible Assets, Gross	$ 295	$ 222	$ 203
Accumulated Amortization	(47)	(39)	(33)
Intangible Assets, Net	$ 248	$ 183	$ 170